Property and Equipment (Tables)	12 Months Ended
Jan. 31, 2023
Schedule of Property and Equipment
Cost	Computer Equipment $	Equipment $	Leasehold Improvements $	Security System $	Total $

Balance, January 31, 2020	7,349	65,698	200,084	269,611	542,742
Addition	–	10,153	–	–	10,153
Acquisition (Note 6(b))	–	44,553	–	–	44,553
Impairment (Notes 5(b) and 5(c))	(7,349)	(77,098)	(200,084)	(269,611)	(554,143)
Effect of foreign exchange rate changes	–	1,247	–	–	1,247

Balance, January 31, 2023, 2022 and 2021	–	44,553	–	–	44,553

Accumulated Depreciation	Computer Equipment $	Equipment $	Leasehold Improvements $	Security System $	Total $

Balance, January 31, 2020	306	2,191	–	–	2,497
Depreciation	2,756	22,393	–	–	25,149
Impairment (Notes 5(b) and 5(c))	(3,062)	(16,926)	–	–	(19,988)
Effect of foreign exchange rate changes	–	24	–	–	24

Balance, January 31, 2021	–	7,682	–	–	7,682
Depreciation	–	18,436	–	–	18,436

Balance, January 31, 2022	–	26,118	–	–	26,118
Depreciation	–	18,435	–	–	18,435

Balance, January 31, 2023	–	44,553	–	–	44,553

Net book value, January 31, 2023	–	–	–	–	–
Net book value, January 31, 2022	–	18,435	–	–	18,435
Net book value, January 31, 2021	–	36,871	–	–	36,871